John Hancock
Income Securities Trust
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.2% (26.0% of Total investments)				$66,210,640
(Cost $66,390,453)
U.S. Government 17.3%				25,978,618
U.S. Treasury
Bond (A)(B)	2.250	02-15-52	3,576,000	3,015,574
Note (A)(B)	2.500	05-31-24	10,600,000	10,518,844
Note (A)(B)	2.875	05-15-32	7,479,000	7,613,375
Note (A)(B)	3.250	06-30-27	4,713,000	4,830,825
U.S. Government Agency 26.9%				40,232,022
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	11-01-51	172,734	156,256
30 Yr Pass Thru	2.000	12-01-51	573,163	518,129
30 Yr Pass Thru	2.000	01-01-52	197,641	178,540
30 Yr Pass Thru	2.500	08-01-50	55,701	52,463
30 Yr Pass Thru	2.500	08-01-51	755,194	710,228
30 Yr Pass Thru	2.500	11-01-51	539,361	506,151
30 Yr Pass Thru	2.500	12-01-51	180,408	168,567
30 Yr Pass Thru	3.000	03-01-43	351,020	348,713
30 Yr Pass Thru	3.000	10-01-49	875,014	853,615
30 Yr Pass Thru	3.000	12-01-49	59,901	58,399
30 Yr Pass Thru	3.000	12-01-49	1,237,388	1,201,714
30 Yr Pass Thru	3.000	01-01-50	847,850	827,645
30 Yr Pass Thru	3.500	07-01-46	488,288	493,610
30 Yr Pass Thru	3.500	10-01-46	354,383	356,584
30 Yr Pass Thru	3.500	12-01-46	156,470	158,029
30 Yr Pass Thru	3.500	02-01-47	892,385	900,438
30 Yr Pass Thru	3.500	11-01-48	1,702,832	1,718,732
30 Yr Pass Thru (C)	4.000	05-01-52	995,228	1,011,904
Federal National Mortgage Association
30 Yr Pass Thru	2.000	09-01-50	508,667	461,733
30 Yr Pass Thru	2.500	08-01-51	502,181	471,025
30 Yr Pass Thru	2.500	10-01-51	262,262	245,991
30 Yr Pass Thru	2.500	11-01-51	545,727	513,404
30 Yr Pass Thru	2.500	01-01-52	597,880	559,198
30 Yr Pass Thru	2.500	03-01-52	2,080,038	1,944,651
30 Yr Pass Thru	3.000	12-01-42	1,046,853	1,038,100
30 Yr Pass Thru	3.000	07-01-43	269,255	264,984
30 Yr Pass Thru	3.000	11-01-49	275,306	267,971
30 Yr Pass Thru	3.500	12-01-42	1,207,144	1,220,009
30 Yr Pass Thru	3.500	01-01-43	1,194,393	1,204,137
30 Yr Pass Thru	3.500	04-01-45	428,618	432,918
30 Yr Pass Thru	3.500	11-01-46	872,057	879,444
30 Yr Pass Thru	3.500	07-01-47	914,663	921,839
30 Yr Pass Thru	3.500	07-01-47	908,181	918,144
30 Yr Pass Thru	3.500	11-01-47	380,674	383,541
30 Yr Pass Thru	3.500	09-01-49	210,859	210,553
30 Yr Pass Thru	3.500	03-01-50	494,922	494,049
30 Yr Pass Thru (C)	4.000	TBA	4,882,000	4,906,793
30 Yr Pass Thru	4.000	09-01-41	326,911	336,430
30 Yr Pass Thru (C)	4.000	01-01-49	879,587	894,559
30 Yr Pass Thru	4.000	07-01-49	186,530	189,996
30 Yr Pass Thru	4.000	02-01-50	286,987	291,962
30 Yr Pass Thru (C)	4.000	03-01-51	983,812	999,944
30 Yr Pass Thru	4.000	04-01-52	120,927	122,683
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	06-01-52	1,192,467	$1,202,983
30 Yr Pass Thru	4.000	06-01-52	1,195,585	1,210,238
30 Yr Pass Thru (C)	4.000	06-01-52	996,616	1,015,761

30 Yr Pass Thru (C)	4.500	TBA	6,300,000	6,409,265
Foreign government obligations 0.7% (0.4% of Total investments)				$1,091,707
(Cost $1,175,014)
Argentina 0.1%				245,435
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	937,000	245,435
Qatar 0.2%				287,429
State of Qatar Bond (D)	5.103	04-23-48	259,000	287,429
Saudi Arabia 0.4%				558,843
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	558,843

Corporate bonds 85.7% (50.5% of Total investments)				$128,387,370
(Cost $141,514,351)
Communication services 10.6%				15,859,925
Diversified telecommunication services 2.5%
AT&T, Inc. (B)	3.500	06-01-41	423,000	354,719
AT&T, Inc. (B)	3.650	06-01-51	506,000	412,233
C&W Senior Financing DAC (D)	6.875	09-15-27	240,000	213,902
Connect Finco SARL (D)	6.750	10-01-26	371,000	362,849
GCI LLC (B)(D)	4.750	10-15-28	145,000	132,153
Level 3 Financing, Inc. (D)	3.400	03-01-27	328,000	296,011
Telecom Argentina SA (D)	8.000	07-18-26	166,000	145,122
Telefonica Emisiones SA	5.213	03-08-47	403,000	364,419
Telesat Canada (B)(D)	5.625	12-06-26	93,000	59,369
Total Play Telecomunicaciones SA de CV (A)(B)(D)	6.375	09-20-28	216,000	169,188
Total Play Telecomunicaciones SA de CV (D)	7.500	11-12-25	362,000	316,080
Verizon Communications, Inc. (B)	4.329	09-21-28	635,000	651,286
Verizon Communications, Inc. (B)	4.400	11-01-34	274,000	273,507
Entertainment 2.2%
AMC Entertainment Holdings, Inc. (D)	10.000	06-15-26	332,000	262,649
Lions Gate Capital Holdings LLC (A)(B)(D)	5.500	04-15-29	216,000	175,831
Live Nation Entertainment, Inc. (A)(B)(D)	4.750	10-15-27	272,000	259,080
Magallanes, Inc. (B)(D)	4.279	03-15-32	305,000	284,647
Netflix, Inc.	4.875	04-15-28	465,000	461,689
Netflix, Inc. (D)	4.875	06-15-30	209,000	206,177
Netflix, Inc. (D)	5.375	11-15-29	92,000	92,410
Netflix, Inc.	5.875	11-15-28	400,000	414,960
Playtika Holding Corp. (D)	4.250	03-15-29	45,000	40,367
The Walt Disney Company (B)	7.750	01-20-24	1,020,000	1,081,870
Interactive media and services 0.1%
Match Group Holdings II LLC (D)	3.625	10-01-31	67,000	57,234
Twitter, Inc. (B)(D)	3.875	12-15-27	181,000	172,222
Media 3.9%
Cable One, Inc. (D)	4.000	11-15-30	92,000	81,765
CCO Holdings LLC (D)	4.500	06-01-33	160,000	135,200
Charter Communications Operating LLC	3.900	06-01-52	179,000	129,319
Charter Communications Operating LLC	4.200	03-15-28	820,000	792,680
Charter Communications Operating LLC	4.800	03-01-50	460,000	379,581
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC (B)	5.750	04-01-48	531,000	$489,452
Charter Communications Operating LLC	6.484	10-23-45	606,000	608,513
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	253,575
News Corp. (D)	3.875	05-15-29	166,000	153,120
News Corp. (A)(B)(D)	5.125	02-15-32	84,000	80,220
Radiate Holdco LLC (D)	6.500	09-15-28	175,000	138,857
Sirius XM Radio, Inc. (D)	4.000	07-15-28	274,000	254,546
Sirius XM Radio, Inc. (A)(B)(D)	5.000	08-01-27	309,000	306,457
Stagwell Global LLC (D)	5.625	08-15-29	131,000	109,710
Townsquare Media, Inc. (A)(B)(D)	6.875	02-01-26	83,000	76,089
Univision Communications, Inc. (D)	4.500	05-01-29	88,000	79,505
Univision Communications, Inc. (D)	7.375	06-30-30	25,000	25,315
Videotron, Ltd. (D)	3.625	06-15-29	132,000	115,173
VTR Finance NV (D)	6.375	07-15-28	2,610,000	1,574,726
Wireless telecommunication services 1.9%
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	225,000	220,918
Oztel Holdings SPC, Ltd. (A)(B)(D)	6.625	04-24-28	230,000	234,186
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	400,000	345,200
Telefonica Celular del Paraguay SA (D)	5.875	04-15-27	200,000	190,576
T-Mobile USA, Inc. (B)	2.050	02-15-28	504,000	451,965
T-Mobile USA, Inc. (B)	2.550	02-15-31	168,000	146,898
T-Mobile USA, Inc. (A)(B)	2.875	02-15-31	45,000	39,825
T-Mobile USA, Inc. (B)	3.750	04-15-27	228,000	224,391
T-Mobile USA, Inc. (B)	3.875	04-15-30	517,000	497,315
T-Mobile USA, Inc. (B)	4.500	04-15-50	157,000	145,294
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	304,000	319,580
Consumer discretionary 8.9%				13,394,756
Auto components 0.2%
Aptiv PLC (B)	3.250	03-01-32	89,000	78,569
Dealer Tire LLC (D)	8.000	02-01-28	92,000	82,561
LCM Investments Holdings II LLC (D)	4.875	05-01-29	74,000	63,233
Automobiles 1.8%
Ford Motor Company	3.250	02-12-32	134,000	111,890
Ford Motor Credit Company LLC (B)	4.125	08-17-27	329,000	312,122
Ford Motor Credit Company LLC (B)	5.113	05-03-29	440,000	427,764
General Motors Company (B)	5.400	04-01-48	162,000	145,586
General Motors Financial Company, Inc. (B)	2.400	10-15-28	611,000	523,269
General Motors Financial Company, Inc. (B)	3.600	06-21-30	717,000	636,725
General Motors Financial Company, Inc. (B)	4.350	01-17-27	310,000	304,845
Hyundai Capital America (B)(D)	1.800	10-15-25	156,000	143,017
Hyundai Capital America (B)(D)	2.375	10-15-27	156,000	139,281
Diversified consumer services 0.2%
Service Corp. International	4.000	05-15-31	183,000	168,368
Sotheby’s (D)	7.375	10-15-27	201,000	193,410
Hotels, restaurants and leisure 4.9%
Affinity Gaming (B)(D)	6.875	12-15-27	123,000	106,585
Booking Holdings, Inc. (B)	4.625	04-13-30	334,000	343,650
CCM Merger, Inc. (D)	6.375	05-01-26	105,000	98,904
Choice Hotels International, Inc. (B)	3.700	12-01-29	179,000	161,905
Choice Hotels International, Inc. (B)	3.700	01-15-31	171,000	154,043
Expedia Group, Inc. (B)	2.950	03-15-31	222,000	183,198
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (B)	3.250	02-15-30	670,000	$578,635
Expedia Group, Inc. (B)	3.800	02-15-28	582,000	542,841
Expedia Group, Inc. (B)	4.625	08-01-27	310,000	304,623
Expedia Group, Inc. (B)	5.000	02-15-26	321,000	324,719
Full House Resorts, Inc. (D)	8.250	02-15-28	915,000	744,856
Hilton Domestic Operating Company, Inc. (A)(B)	4.875	01-15-30	233,000	226,301
Hilton Domestic Operating Company, Inc. (D)	5.750	05-01-28	69,000	69,402
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	144,000	120,960
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	182,000	161,038
Hyatt Hotels Corp.	6.000	04-23-30	144,000	148,226
International Game Technology PLC (D)	6.500	02-15-25	103,000	104,674
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	77,000	63,857
Marriott International, Inc. (B)	2.850	04-15-31	339,000	291,534
Marriott International, Inc. (B)	3.125	06-15-26	128,000	123,503
Marriott International, Inc. (B)	4.625	06-15-30	300,000	293,568
MGM Resorts International	4.750	10-15-28	314,000	284,584
Mohegan Gaming & Entertainment (D)	8.000	02-01-26	226,000	202,270
New Red Finance, Inc. (B)(D)	4.000	10-15-30	454,000	394,980
Premier Entertainment Sub LLC (D)	5.625	09-01-29	114,000	92,055
Premier Entertainment Sub LLC (D)	5.875	09-01-31	284,000	222,273
Resorts World Las Vegas LLC (B)(D)	4.625	04-16-29	200,000	162,655
Royal Caribbean Cruises, Ltd. (B)(D)	9.125	06-15-23	101,000	102,526
Travel + Leisure Company (B)(D)	4.625	03-01-30	145,000	118,786
Travel + Leisure Company (B)	6.600	10-01-25	111,000	112,949
Wyndham Hotels & Resorts, Inc. (D)	4.375	08-15-28	101,000	92,789
Yum! Brands, Inc.	3.625	03-15-31	191,000	172,849
Yum! Brands, Inc. (D)	4.750	01-15-30	183,000	177,949
Household durables 0.5%
Brookfield Residential Properties, Inc. (D)	5.000	06-15-29	117,000	89,915
Century Communities, Inc. (D)	3.875	08-15-29	260,000	221,370
Century Communities, Inc.	6.750	06-01-27	179,000	181,911
Empire Communities Corp. (D)	7.000	12-15-25	57,000	49,733
KB Home	4.000	06-15-31	202,000	170,149
KB Home	7.250	07-15-30	46,000	46,230
Toll Brothers Finance Corp. (A)(B)	3.800	11-01-29	56,000	50,340
Internet and direct marketing retail 0.5%
Amazon.com, Inc. (B)	4.050	08-22-47	344,000	340,062
eBay, Inc. (B)	2.700	03-11-30	387,000	341,430
Multiline retail 0.4%
Dollar Tree, Inc. (B)	4.200	05-15-28	579,000	579,538
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	54,000	47,427
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	15,000	12,859
Macy’s Retail Holdings LLC (A)(B)(D)	6.125	03-15-32	27,000	22,702
Specialty retail 0.4%
Asbury Automotive Group, Inc. (D)	4.625	11-15-29	38,000	33,540
Asbury Automotive Group, Inc.	4.750	03-01-30	134,000	116,831
AutoNation, Inc. (B)	4.750	06-01-30	142,000	137,206
Group 1 Automotive, Inc. (D)	4.000	08-15-28	33,000	29,516
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	105,566
Lithia Motors, Inc. (D)	3.875	06-01-29	80,000	71,180
Lithia Motors, Inc. (D)	4.375	01-15-31	80,000	72,600
Lithia Motors, Inc. (D)	4.625	12-15-27	40,000	38,074
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Specialty Building Products Holdings LLC (D)	6.375	09-30-26	25,000	$22,250
Consumer staples 2.4%				3,538,646
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. (B)	4.600	04-15-48	245,000	236,694
Food and staples retailing 0.4%
Advantage Sales & Marketing, Inc. (B)(D)	6.500	11-15-28	245,000	222,950
Albertsons Companies, Inc. (B)(D)	3.250	03-15-26	84,000	78,061
Albertsons Companies, Inc. (B)(D)	3.500	03-15-29	274,000	239,934
Food products 1.7%
BRF SA (D)	5.750	09-21-50	212,000	158,581
Coruripe Netherlands BV (D)	10.000	02-10-27	205,000	174,149
Darling Ingredients, Inc. (D)	6.000	06-15-30	66,000	68,259
JBS USA Food Company (B)(D)	3.625	01-15-32	207,000	172,450
JBS USA LUX SA (B)(D)	3.750	12-01-31	65,000	54,719
JBS USA LUX SA (B)(D)	5.125	02-01-28	128,000	127,575
JBS USA LUX SA (B)(D)	5.750	04-01-33	348,000	344,283
Kraft Heinz Foods Company (B)	4.375	06-01-46	372,000	326,991
Kraft Heinz Foods Company (B)	4.875	10-01-49	62,000	57,982
Kraft Heinz Foods Company (B)	5.000	06-04-42	139,000	134,573
Kraft Heinz Foods Company (B)	5.500	06-01-50	216,000	220,065
MARB BondCo PLC (D)	3.950	01-29-31	264,000	215,229
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	290,684
Post Holdings, Inc. (D)	5.500	12-15-29	185,000	174,873
Household products 0.1%
Edgewell Personal Care Company (D)	4.125	04-01-29	131,000	117,594
Personal products 0.1%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	205,000	123,000
Energy 9.0%				13,471,682
Energy equipment and services 0.4%
CSI Compressco LP (A)(B)(D)	7.500	04-01-25	297,000	273,304
CSI Compressco LP (D)	7.500	04-01-25	88,000	80,979
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	285,633	262,105
Oil, gas and consumable fuels 8.6%
Aker BP ASA (D)	3.000	01-15-25	204,000	197,347
Aker BP ASA (D)	3.100	07-15-31	298,000	257,092
Aker BP ASA (D)	3.750	01-15-30	169,000	155,487
Altera Infrastructure LP (D)	8.500	07-15-23	180,000	91,800
Antero Midstream Partners LP (D)	5.375	06-15-29	178,000	173,887
Antero Resources Corp. (D)	5.375	03-01-30	69,000	67,793
Antero Resources Corp. (D)	7.625	02-01-29	1,014,000	1,068,503
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	221,000	194,140
Calumet Specialty Products Partners LP (A)(B)(D)	8.125	01-15-27	400,000	344,532
Cheniere Energy Partners LP	4.000	03-01-31	282,000	262,032
Cheniere Energy Partners LP	4.500	10-01-29	403,000	390,441
Continental Resources, Inc. (B)	4.900	06-01-44	146,000	117,853
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	200,000	172,943
Diamondback Energy, Inc. (B)	3.125	03-24-31	208,000	188,180
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (B)	5.500	07-15-77	340,000	308,823
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (B)	5.750	07-15-80	347,000	326,839
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (B)	6.250	03-01-78	306,000	290,343
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	$69,756
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	117,664
Energy Transfer LP (B)	4.200	04-15-27	172,000	168,519
Energy Transfer LP (B)	5.150	03-15-45	345,000	305,917
Energy Transfer LP (B)	5.250	04-15-29	546,000	553,106
Energy Transfer LP (B)	5.400	10-01-47	250,000	229,609
Energy Transfer LP (B)	5.500	06-01-27	263,000	271,532
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	363,000	329,423
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (A)(B)	5.250	08-16-77	580,000	501,365
EQM Midstream Partners LP (D)	7.500	06-01-30	18,000	18,524
EQM Midstream Partners LP (D)	7.500	06-01-27	32,000	32,701
EQT Corp.	7.500	02-01-30	103,000	112,772
Hess Midstream Operations LP (D)	4.250	02-15-30	59,000	52,558
Hess Midstream Operations LP (D)	5.500	10-15-30	25,000	23,286
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	208,000	244,713
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	313,675
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	60,348
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	209,000	167,411
Midwest Connector Capital Company LLC (B)(D)	3.900	04-01-24	9,000	8,854
MPLX LP (B)	4.000	03-15-28	223,000	217,396
MPLX LP (B)	4.125	03-01-27	79,000	78,356
MPLX LP (B)	4.250	12-01-27	170,000	168,577
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(E)	6.875	02-15-23	752,000	721,160
Ovintiv, Inc. (B)	7.200	11-01-31	41,000	45,426
Parkland Corp. (D)	4.500	10-01-29	678,000	595,196
Parkland Corp. (D)	4.625	05-01-30	130,000	116,324
Petroleos Mexicanos (D)	8.750	06-02-29	244,000	229,726
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	146,000	142,636
Sabine Pass Liquefaction LLC (B)	4.500	05-15-30	310,000	306,585
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	259,000	263,498
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	175,000	182,624
Southwestern Energy Company	4.750	02-01-32	98,000	91,385
Sunoco LP (B)	4.500	05-15-29	72,000	64,788
Sunoco LP (B)	4.500	04-30-30	191,000	167,511
Targa Resources Corp. (B)	4.950	04-15-52	323,000	288,931
Targa Resources Partners LP (B)	4.000	01-15-32	267,000	238,292
The Williams Companies, Inc. (B)	3.750	06-15-27	253,000	247,627
The Williams Companies, Inc. (B)	5.750	06-24-44	114,000	117,336
TransCanada PipeLines, Ltd. (B)	4.250	05-15-28	205,000	206,011
Venture Global Calcasieu Pass LLC (D)	3.875	08-15-29	72,000	66,436
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31	119,000	109,705
Financials 22.8%				34,102,225
Banks 13.5%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (B)(D)(E)	6.750	06-15-26	200,000	204,000
Banco Santander SA	4.379	04-12-28	200,000	195,017
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) (B)	1.734	07-22-27	89,000	80,737
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) (B)	2.087	06-14-29	390,000	344,471
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) (B)	2.592	04-29-31	458,000	400,453
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) (B)	2.687	04-22-32	676,000	588,096
Bank of America Corp. (B)	3.248	10-21-27	310,000	299,378
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (B)	3.846	03-08-37	328,000	296,535
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (B)(E)	6.300	03-10-26	610,000	$633,300
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	296,000	240,589
BPCE SA (B)(D)	4.500	03-15-25	475,000	469,048
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) (B)	2.561	05-01-32	201,000	172,678
Citigroup, Inc. (B)	3.200	10-21-26	449,000	438,907
Citigroup, Inc. (B)	4.600	03-09-26	605,000	615,983
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	421,000	368,375
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(E)	6.250	08-15-26	525,000	538,167
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	409,910
Credit Agricole SA (B)(D)	3.250	01-14-30	471,000	407,898
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(D)(E)	7.875	01-23-24	600,000	616,500
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	880,000	771,339
Freedom Mortgage Corp. (B)(D)	8.125	11-15-24	168,000	150,360
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (B)(E)	6.375	03-30-25	200,000	201,864
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) (B)	2.522	04-22-31	1,007,000	883,604
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) (B)	2.956	05-13-31	444,000	396,900
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%) (B)	2.963	01-25-33	81,000	72,055
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) (B)	3.960	01-29-27	422,000	417,326
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(E)	4.600	02-01-25	379,000	336,019
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(E)	6.750	02-01-24	1,170,000	1,202,175
Lloyds Banking Group PLC (B)	4.450	05-08-25	1,245,000	1,251,182
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	385,000	388,948
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	141,000	130,455
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (A)(B)(E)	6.000	12-29-25	393,000	383,423
NatWest Markets PLC (A)(B)(D)	1.600	09-29-26	409,000	366,732
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%) (B)	2.490	01-06-28	254,000	225,926
Santander Holdings USA, Inc. (B)	3.244	10-05-26	600,000	569,024
Santander Holdings USA, Inc. (B)	3.450	06-02-25	585,000	566,904
Santander Holdings USA, Inc. (B)	4.400	07-13-27	155,000	151,351
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (D)(E)	5.375	11-18-30	269,000	225,722
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (B)(E)	3.400	09-15-26	438,000	359,160
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(E)	4.850	06-01-23	224,000	206,359
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(E)(F)	4.964	11-01-22	855,000	847,675
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) (B)	2.393	06-02-28	701,000	642,821
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) (B)	2.879	10-30-30	500,000	453,977
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) (B)	3.068	04-30-41	363,000	294,185
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) (B)	3.350	03-02-33	237,000	217,635
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(E)	5.875	06-15-25	1,220,000	1,230,637
Capital markets 4.8%
Ares Capital Corp. (B)	2.150	07-15-26	311,000	268,909
Ares Capital Corp. (B)	2.875	06-15-28	237,000	195,347
Ares Capital Corp. (B)	3.875	01-15-26	237,000	223,073
Ares Capital Corp. (B)	4.200	06-10-24	213,000	211,395
Blackstone Private Credit Fund (B)(D)	2.350	11-22-24	267,000	245,454
Blackstone Private Credit Fund (B)(D)	2.700	01-15-25	207,000	191,477
Blackstone Private Credit Fund (B)(D)	3.250	03-15-27	60,000	52,004
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Blackstone Private Credit Fund (B)(D)	4.000	01-15-29	291,000	$243,599
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) (B)	2.311	11-16-27	247,000	214,653
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	321,000	244,352
Lazard Group LLC (B)	4.375	03-11-29	230,000	224,359
Macquarie Bank, Ltd. (B)(D)	3.624	06-03-30	246,000	219,781
Macquarie Bank, Ltd. (B)(D)	4.875	06-10-25	217,000	217,346
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) (B)	2.188	04-28-26	803,000	764,650
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) (B)	2.239	07-21-32	161,000	135,809
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) (B)	2.484	09-16-36	501,000	405,332
Morgan Stanley (B)	3.875	01-27-26	218,000	219,391
MSCI, Inc. (D)	3.250	08-15-33	216,000	187,127
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) (B)	2.615	04-22-32	838,000	722,791
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%) (B)	2.650	10-21-32	323,000	277,958
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	1,335,000	1,333,678
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(E)	7.000	01-31-24	295,000	300,348
Consumer finance 0.7%
Discover Financial Services (B)	4.100	02-09-27	884,000	859,465
Enova International, Inc. (D)	8.500	09-15-25	260,000	239,200
Diversified financial services 0.4%
Jefferies Group LLC (B)	4.850	01-15-27	212,000	214,890
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	347,000	331,385
Insurance 3.2%
Athene Holding, Ltd. (B)	3.500	01-15-31	162,000	141,369
AXA SA (B)	8.600	12-15-30	175,000	213,230
CNA Financial Corp. (B)	2.050	08-15-30	157,000	129,810
CNO Financial Group, Inc. (B)	5.250	05-30-25	512,000	521,108
CNO Financial Group, Inc. (B)	5.250	05-30-29	384,000	378,070
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)(B)(D)	4.125	12-15-51	252,000	209,427
Liberty Mutual Group, Inc. (B)(D)	5.500	06-15-52	49,000	48,874
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (B)	6.400	12-15-36	355,000	369,520
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(D)	9.250	04-08-38	315,000	375,036
New York Life Insurance Company (B)(D)	3.750	05-15-50	199,000	169,339
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	397,000	327,592
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (D)	5.100	10-16-44	365,000	364,684
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (B)	5.125	03-01-52	162,000	154,698
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (B)	5.875	09-15-42	662,000	656,030
SBL Holdings, Inc. (B)(D)	5.000	02-18-31	275,000	230,736
Teachers Insurance & Annuity Association of America (B)(D)	4.270	05-15-47	430,000	396,935
Unum Group (B)	4.125	06-15-51	130,000	96,464
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	113,093
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	147,000	129,176
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	69,461
Health care 3.6%				5,458,920
Biotechnology 0.4%
AbbVie, Inc. (B)	3.200	11-21-29	639,000	609,741
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.1%
Varex Imaging Corp. (D)	7.875	10-15-27	104,000	$103,740
Health care providers and services 2.5%
AmerisourceBergen Corp. (B)	2.800	05-15-30	255,000	229,831
Centene Corp.	3.375	02-15-30	138,000	125,409
Centene Corp.	4.250	12-15-27	92,000	90,391
Centene Corp.	4.625	12-15-29	124,000	122,295
CVS Health Corp. (B)	3.750	04-01-30	222,000	216,210
CVS Health Corp. (B)	4.300	03-25-28	149,000	151,457
CVS Health Corp. (B)	5.050	03-25-48	260,000	264,093
DaVita, Inc. (D)	3.750	02-15-31	287,000	218,120
DaVita, Inc. (D)	4.625	06-01-30	274,000	224,680
Elevance Health, Inc. (B)	2.875	09-15-29	60,000	55,820
Encompass Health Corp.	4.500	02-01-28	130,000	120,276
Encompass Health Corp.	4.625	04-01-31	77,000	69,128
Fresenius Medical Care US Finance III, Inc. (B)(D)	2.375	02-16-31	430,000	344,082
HCA, Inc.	4.125	06-15-29	382,000	367,623
HCA, Inc.	5.250	06-15-26	320,000	324,700
Rede D’or Finance Sarl (D)	4.500	01-22-30	203,000	174,125
Select Medical Corp. (B)(D)	6.250	08-15-26	231,000	231,300
Universal Health Services, Inc. (B)(D)	1.650	09-01-26	254,000	221,981
Universal Health Services, Inc. (B)(D)	2.650	10-15-30	275,000	224,713
Pharmaceuticals 0.6%
Catalent Pharma Solutions, Inc. (D)	5.000	07-15-27	62,000	62,049
Organon & Company (D)	5.125	04-30-31	249,000	233,126
Royalty Pharma PLC (B)	1.750	09-02-27	157,000	139,251
Viatris, Inc. (B)	2.300	06-22-27	99,000	86,379
Viatris, Inc. (B)	2.700	06-22-30	245,000	200,811
Viatris, Inc. (B)	4.000	06-22-50	357,000	247,589
Industrials 11.0%				16,478,062
Aerospace and defense 1.1%
DAE Funding LLC (D)	2.625	03-20-25	207,000	193,396
Huntington Ingalls Industries, Inc. (B)	4.200	05-01-30	190,000	183,151
The Boeing Company (B)	3.200	03-01-29	164,000	148,306
The Boeing Company (B)	5.040	05-01-27	463,000	472,156
The Boeing Company (B)	5.150	05-01-30	651,000	657,136
Airlines 4.6%
Air Canada 2013-1 Class A Pass Through Trust (B)(D)	4.125	05-15-25	163,514	145,601
Air Canada 2017-1 Class B Pass Through Trust (B)(D)	3.700	01-15-26	194,709	173,393
Alaska Airlines 2020-1 Class B Pass Through Trust (B)(D)	8.000	08-15-25	86,611	91,254
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	672,552	578,147
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	148,409	143,543
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	01-15-28	295,031	234,081
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	02-15-29	147,713	118,547
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	02-15-29	227,250	206,379
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	10-15-29	187,259	151,934
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	285,303	223,957
American Airlines 2019-1 Class AA Pass Through Trust (B)	3.150	02-15-32	230,917	197,992
American Airlines 2021-1 Class A Pass Through Trust (B)	2.875	07-11-34	152,000	130,120
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	113,000	93,114
British Airways 2013-1 Class A Pass Through Trust (B)(D)	4.625	06-20-24	270,932	266,516
British Airways 2018-1 Class A Pass Through Trust (B)(D)	4.125	09-20-31	111,910	99,063
British Airways 2020-1 Class A Pass Through Trust (B)(D)	4.250	11-15-32	96,135	91,233
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
British Airways 2020-1 Class B Pass Through Trust (B)(D)	8.375	11-15-28	72,595	$76,836
Delta Air Lines, Inc. (A)(B)	2.900	10-28-24	434,000	412,843
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	332,014
Delta Air Lines, Inc. (B)(D)	4.500	10-20-25	79,000	78,012
Delta Air Lines, Inc. (B)(D)	4.750	10-20-28	231,848	226,445
JetBlue 2019-1 Class AA Pass Through Trust (B)	2.750	05-15-32	241,262	212,356
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	09-03-26	337,377	308,365
United Airlines 2014-2 Class B Pass Through Trust (B)	4.625	09-03-22	201,829	200,608
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	07-07-28	302,567	247,248
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	283,938	256,377
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	83,014	75,328
United Airlines 2019-1 Class A Pass Through Trust (B)	4.550	08-25-31	207,267	179,971
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	584,489	584,489
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	135,320	126,524
United Airlines, Inc. (D)	4.375	04-15-26	23,000	22,080
United Airlines, Inc. (D)	4.625	04-15-29	53,000	48,826
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	153,620	152,912
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	130,851	131,418
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	140,336	137,542
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	122,190	109,490
Building products 0.7%
Builders FirstSource, Inc. (D)	4.250	02-01-32	216,000	184,847
Builders FirstSource, Inc. (D)	5.000	03-01-30	34,000	31,488
Builders FirstSource, Inc. (D)	6.375	06-15-32	135,000	134,507
MIWD Holdco II LLC (D)	5.500	02-01-30	37,000	31,312
Owens Corning (B)	3.950	08-15-29	659,000	628,146
Commercial services and supplies 1.0%
APX Group, Inc. (A)(B)(D)	5.750	07-15-29	201,000	167,650
Cimpress PLC (D)	7.000	06-15-26	290,000	242,005
Garda World Security Corp. (D)	6.000	06-01-29	108,000	85,036
GFL Environmental, Inc. (D)	3.500	09-01-28	272,000	246,160
GFL Environmental, Inc. (D)	4.375	08-15-29	173,000	154,403
GFL Environmental, Inc. (D)	4.750	06-15-29	69,000	63,475
Graphic Packaging International LLC (D)	3.500	03-01-29	204,000	183,895
Legends Hospitality Holding Company LLC (D)	5.000	02-01-26	50,000	45,069
Prime Security Services Borrower LLC (D)	3.375	08-31-27	47,000	42,865
Prime Security Services Borrower LLC (D)	6.250	01-15-28	163,000	149,419
Williams Scotsman International, Inc. (D)	4.625	08-15-28	55,000	51,571
Construction and engineering 0.3%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	189,000	149,008
MasTec, Inc. (B)(D)	4.500	08-15-28	147,000	136,223
Tutor Perini Corp. (A)(B)(D)	6.875	05-01-25	228,000	202,907
Machinery 0.2%
Flowserve Corp. (B)	3.500	10-01-30	184,000	158,862
Hillenbrand, Inc.	3.750	03-01-31	85,000	70,982
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	99,000	96,597
Professional services 0.2%
CoStar Group, Inc. (D)	2.800	07-15-30	412,000	348,508
Road and rail 0.5%
Uber Technologies, Inc. (B)(D)	4.500	08-15-29	312,000	278,859
Uber Technologies, Inc. (B)(D)	7.500	05-15-25	228,000	231,574
Uber Technologies, Inc. (B)(D)	7.500	09-15-27	292,000	295,650
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 2.3%
AerCap Ireland Capital DAC	1.650	10-29-24	100,000	$92,903
AerCap Ireland Capital DAC	1.750	01-30-26	289,000	256,790
AerCap Ireland Capital DAC	2.450	10-29-26	795,000	707,233
AerCap Ireland Capital DAC	2.875	08-14-24	389,000	373,132
Air Lease Corp. (B)	2.100	09-01-28	158,000	131,075
Air Lease Corp. (B)	2.875	01-15-26	171,000	160,126
Air Lease Corp. (B)	3.625	12-01-27	164,000	150,858
Alta Equipment Group, Inc. (B)(D)	5.625	04-15-26	47,000	39,454
Ashtead Capital, Inc. (B)(D)	2.450	08-12-31	200,000	160,488
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	149,000	131,865
H&E Equipment Services, Inc. (D)	3.875	12-15-28	252,000	218,610
United Rentals North America, Inc. (B)	3.875	11-15-27	556,000	531,997
United Rentals North America, Inc. (A)(B)	3.875	02-15-31	125,000	114,065
United Rentals North America, Inc.	4.875	01-15-28	295,000	294,510
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (D)	3.100	02-02-31	238,000	185,235
Information technology 8.0%				12,057,050
Communications equipment 0.5%
Motorola Solutions, Inc. (B)	2.300	11-15-30	407,000	332,525
Motorola Solutions, Inc. (B)	2.750	05-24-31	326,000	273,334
Motorola Solutions, Inc. (B)	4.600	05-23-29	114,000	111,639
IT services 1.4%
Block, Inc. (A)(B)	3.500	06-01-31	96,000	83,040
CGI, Inc. (B)	1.450	09-14-26	287,000	257,453
Gartner, Inc. (D)	3.625	06-15-29	89,000	81,274
Gartner, Inc. (A)(B)(D)	4.500	07-01-28	285,000	274,255
PayPal Holdings, Inc. (B)	2.850	10-01-29	152,000	142,657
Sabre GLBL, Inc. (B)(D)	7.375	09-01-25	641,000	635,612
VeriSign, Inc. (B)	2.700	06-15-31	155,000	131,922
VeriSign, Inc. (B)	5.250	04-01-25	510,000	520,664
Semiconductors and semiconductor equipment 3.5%
Broadcom, Inc. (B)(D)	3.419	04-15-33	394,000	339,768
Broadcom, Inc. (B)	4.750	04-15-29	996,000	1,004,802
Broadcom, Inc. (B)(D)	4.926	05-15-37	196,000	185,816
KLA Corp. (B)	4.100	03-15-29	173,000	177,609
Marvell Technology, Inc. (B)	2.450	04-15-28	414,000	369,178
Micron Technology, Inc. (B)	4.185	02-15-27	980,000	977,589
Micron Technology, Inc. (B)	4.975	02-06-26	675,000	692,247
Micron Technology, Inc. (B)	5.327	02-06-29	697,000	714,341
NXP BV	3.250	05-11-41	135,000	104,115
NXP BV	3.875	06-18-26	372,000	366,359
Qorvo, Inc. (B)(D)	3.375	04-01-31	187,000	153,697
Renesas Electronics Corp. (D)	1.543	11-26-24	213,000	198,953
Software 1.2%
Autodesk, Inc. (B)	2.850	01-15-30	653,000	593,246
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	194,000	172,559
Infor, Inc. (B)(D)	1.750	07-15-25	113,000	105,879
Oracle Corp. (B)	2.950	04-01-30	666,000	588,432
Workday, Inc. (B)	3.500	04-01-27	174,000	170,856
Workday, Inc. (B)	3.800	04-01-32	197,000	188,005
Ziff Davis, Inc. (D)	4.625	10-15-30	29,000	26,596
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.4%
Atento Luxco 1 SA (D)	8.000	02-10-26	106,000	$65,761
CDW LLC	3.250	02-15-29	115,000	98,898
CDW LLC	3.569	12-01-31	352,000	299,480
Dell International LLC (B)(D)	3.450	12-15-51	275,000	194,262
Dell International LLC (B)	4.900	10-01-26	480,000	491,568
Dell International LLC (B)	5.300	10-01-29	221,000	224,135
Dell International LLC (B)	5.850	07-15-25	148,000	155,185
Dell International LLC (B)	8.350	07-15-46	81,000	103,711
Western Digital Corp.	4.750	02-15-26	299,000	294,625
Xerox Holdings Corp. (D)	5.500	08-15-28	174,000	155,003
Materials 3.4%				5,122,852
Chemicals 1.0%
Braskem Netherlands Finance BV (A)(B)(D)	5.875	01-31-50	269,000	234,062
CVR Partners LP (D)	6.125	06-15-28	84,000	76,440
FS Luxembourg Sarl (D)	10.000	12-15-25	264,000	269,828
LSB Industries, Inc. (D)	6.250	10-15-28	102,000	92,523
Sasol Financing USA LLC	5.500	03-18-31	286,000	233,233
Trinseo Materials Operating SCA (B)(D)	5.125	04-01-29	138,000	96,255
Tronox, Inc. (B)(D)	4.625	03-15-29	185,000	159,474
Valvoline, Inc. (D)	3.625	06-15-31	229,000	189,905
WR Grace Holdings LLC (D)	4.875	06-15-27	113,000	108,198
Construction materials 0.4%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	204,638
Cemex SAB de CV (D)	5.200	09-17-30	256,000	230,400
Standard Industries, Inc. (D)	3.375	01-15-31	109,000	88,633
Standard Industries, Inc. (D)	4.375	07-15-30	122,000	106,565
Standard Industries, Inc. (B)(D)	5.000	02-15-27	54,000	51,788
Containers and packaging 0.4%
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	19,000	19,185
Mauser Packaging Solutions Holding Company (D)	8.500	04-15-24	40,000	39,200
Owens-Brockway Glass Container, Inc. (A)(B)(D)	6.625	05-13-27	97,000	93,297
Pactiv Evergreen Group Issuer LLC (D)	4.000	10-15-27	275,000	242,294
Pactiv Evergreen Group Issuer LLC (D)	4.375	10-15-28	133,000	117,705
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	85,000	74,588
Metals and mining 1.6%
Anglo American Capital PLC (A)(B)(D)	4.750	04-10-27	270,000	270,299
Arconic Corp. (D)	6.125	02-15-28	134,000	133,924
Commercial Metals Company (B)	3.875	02-15-31	110,000	91,266
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	506,000	481,965
Freeport-McMoRan, Inc. (B)	4.250	03-01-30	278,000	260,530
Freeport-McMoRan, Inc. (A)(B)	4.625	08-01-30	226,000	216,824
Freeport-McMoRan, Inc. (B)	5.450	03-15-43	323,000	302,779
Hudbay Minerals, Inc. (D)	4.500	04-01-26	52,000	43,017
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	102,000	106,268
Newmont Corp. (B)	2.800	10-01-29	169,000	152,733
Novelis Corp. (D)	4.750	01-30-30	313,000	289,536
Volcan Cia Minera SAA (D)	4.375	02-11-26	52,000	45,500
Real estate 3.7%				5,468,038
Equity real estate investment trusts 3.7%
American Homes 4 Rent LP (B)	4.250	02-15-28	154,000	150,827
American Tower Corp. (B)	3.550	07-15-27	211,000	204,012
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp. (B)	3.800	08-15-29	501,000	$479,117
Crown Castle International Corp. (B)	3.300	07-01-30	336,000	307,985
Crown Castle International Corp. (B)	3.650	09-01-27	455,000	442,510
Crown Castle International Corp. (B)	3.800	02-15-28	175,000	170,245
Equinix, Inc. (B)	1.550	03-15-28	263,000	228,935
Equinix, Inc. (B)	1.800	07-15-27	201,000	179,599
Equinix, Inc. (B)	2.500	05-15-31	450,000	385,787
Equinix, Inc. (A)(B)	3.200	11-18-29	158,000	145,617
GLP Capital LP	3.250	01-15-32	119,000	100,857
GLP Capital LP	4.000	01-15-30	121,000	109,327
GLP Capital LP	5.375	04-15-26	194,000	192,533
Host Hotels & Resorts LP (B)	3.375	12-15-29	311,000	270,318
Host Hotels & Resorts LP (B)	3.500	09-15-30	268,000	232,380
Host Hotels & Resorts LP (A)(B)	4.500	02-01-26	164,000	162,946
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	176,000	158,690
Iron Mountain, Inc. (D)	4.875	09-15-29	113,000	103,708
Iron Mountain, Inc. (D)	5.250	07-15-30	130,000	121,619
RHP Hotel Properties LP (B)(D)	4.500	02-15-29	258,000	235,266
RLJ Lodging Trust LP (B)(D)	3.750	07-01-26	114,000	106,938
VICI Properties LP (D)	3.875	02-15-29	561,000	512,187
VICI Properties LP (D)	4.125	08-15-30	155,000	141,510
VICI Properties LP (D)	4.625	12-01-29	199,000	189,555
VICI Properties LP	5.125	05-15-32	62,000	61,616
XHR LP (D)	4.875	06-01-29	82,000	73,954
Utilities 2.3%				3,435,214
Electric utilities 1.9%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	237,325	239,283
Emera US Finance LP (B)	3.550	06-15-26	130,000	126,187
FirstEnergy Corp.	2.650	03-01-30	690,000	607,200
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	153,502
NRG Energy, Inc. (B)(D)	2.450	12-02-27	283,000	249,469
NRG Energy, Inc. (A)(B)(D)	3.375	02-15-29	47,000	40,538
NRG Energy, Inc. (D)	3.625	02-15-31	132,000	110,564
NRG Energy, Inc. (D)	3.875	02-15-32	281,000	240,179
NRG Energy, Inc. (B)(D)	4.450	06-15-29	194,000	178,326
Vistra Operations Company LLC (B)(D)	3.700	01-30-27	486,000	456,172
Vistra Operations Company LLC (B)(D)	4.300	07-15-29	441,000	407,850
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	191,060
NextEra Energy Operating Partners LP (A)(B)(D)	4.500	09-15-27	110,000	108,716
Multi-utilities 0.2%
Dominion Energy, Inc. (B)	3.375	04-01-30	169,000	160,607

NiSource, Inc. (B)	3.600	05-01-30	174,000	165,561
Municipal bonds 0.5% (0.3% of Total investments)				$722,441
(Cost $815,492)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	143,697
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	269,244
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	26,696

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	308,000	282,804
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (G) 1.4% (0.8% of Total investments)				$2,117,587
(Cost $2,345,260)
Communication services 0.1%				66,873
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	7.872	09-01-27	71,000	66,873
Consumer discretionary 0.9%				1,391,672
Household durables 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	4.842	02-26-29	231,000	205,475
Specialty retail 0.8%
Specialty Building Products Holdings LLC, 2021 Term Loan B (1 month LIBOR + 3.750%)	5.912	10-15-28	1,310,715	1,186,197
Health care 0.0%				43,707
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.000%)	6.375	03-31-28	45,292	43,707
Industrials 0.2%				298,853
Professional services 0.2%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	5.875	06-02-28	356,308	298,853
Information technology 0.1%				155,871
Software 0.1%
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	5.474	02-01-29	176,000	155,871
Materials 0.1%				160,611
Containers and packaging 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	6.602	04-13-29	45,000	43,144

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	5.037	04-03-24	123,029	117,467
Collateralized mortgage obligations 13.3% (7.8% of Total investments)				$19,970,332
(Cost $23,894,896)
Commercial and residential 10.1%				15,109,579
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (D)(H)	0.990	04-25-53	144,124	138,647
Series 2021-2, Class A1 (D)(H)	0.985	04-25-66	102,960	92,986
Series 2021-4, Class A1 (D)(H)	1.035	01-20-65	209,529	179,079
Series 2021-5, Class A1 (D)(H)	0.951	07-25-66	269,439	240,137
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (D)(H)	1.175	10-25-48	174,900	155,385
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class C (D)(H)	3.596	04-14-33	490,000	463,207
Series 2019-BPR, Class ENM (D)(H)	3.719	11-05-32	175,000	138,620
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	235,904
Series 2020-C6, Class A2	2.690	02-15-53	155,000	150,211
BBCMS Trust
Series 2015-MSQ, Class D (D)(H)	3.990	09-15-32	480,000	478,236
Series 2015-SRCH, Class D (D)(H)	4.957	08-10-35	295,000	266,646
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	135,507	132,210
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (D)(F)	3.728	05-15-39	212,000	207,496
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (D)(F)	4.278	05-15-39	100,000	97,084
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(F)	3.857	04-15-37	601,000	587,985
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (D)(H)	0.941	02-25-49	127,294	118,784
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.179	01-10-35	6,885,000	$113
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (D)(F)	2.929	10-15-37	257,038	249,772
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(F)	2.850	11-15-38	184,000	177,987
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(F)	3.099	09-15-36	223,000	208,427
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (D)(F)	2.949	01-17-39	451,000	436,643
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(F)	4.549	12-15-37	146,000	139,716
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (D)	4.149	01-10-36	123,000	122,080
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (D)(H)	0.924	08-25-66	223,707	192,658
Series 2021-3, Class A1 (D)(H)	0.956	09-27-66	297,309	247,102
Series 2021-HX1, Class A1 (D)(H)	1.110	10-25-66	252,101	223,174
COLT Trust
Series 2020-RPL1, Class A1 (D)(H)	1.390	01-25-65	405,303	365,911
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.126	08-15-45	72,090	5
Series 2012-CR3, Class XA IO	1.786	10-15-45	1,159,486	118
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.436	05-10-51	3,812,829	81,634
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(H)	4.394	08-10-30	340,000	327,500
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	197,667
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(F)	3.599	05-15-36	350,000	341,602
Series 2021-NQM2, Class A1 (D)(H)	1.179	02-25-66	184,701	169,091
Series 2021-NQM3, Class A1 (D)(H)	1.015	04-25-66	150,820	133,740
Series 2021-NQM5, Class A1 (D)(H)	0.938	05-25-66	151,904	130,805
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(H)	0.797	02-25-66	78,225	70,528
Series 2021-2, Class A1 (D)(H)	0.931	06-25-66	173,264	153,656
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(H)	2.500	02-01-51	372,055	329,952
GCAT Trust
Series 2021-NQM1, Class A1 (D)(H)	0.874	01-25-66	148,923	137,214
Series 2021-NQM2, Class A1 (D)(H)	1.036	05-25-66	123,081	109,465
Series 2021-NQM3, Class A1 (D)(H)	1.091	05-25-66	204,263	180,223
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(H)	3.982	02-10-37	240,000	221,074
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	182,896
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (D)(H)	1.382	09-27-60	53,374	49,794
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	2,605,134	26,987
Series 2007-4, Class ES IO	0.350	07-19-47	2,758,500	36,233
Series 2007-6, Class ES IO (D)	0.343	08-19-37	2,834,292	35,505
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (D)(H)	1.071	06-25-56	119,864	108,351
IMT Trust
Series 2017-APTS, Class CFX (D)(H)	3.497	06-15-34	190,000	182,279
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (D)(F)	4.738	08-15-37	359,000	357,205
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(H)	3.173	05-15-48	245,000	242,344
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	185,621
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(F)	3.349	05-15-36	144,000	139,600
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(F)	2.699	03-15-38	275,232	$266,319
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(F)	3.399	03-15-38	216,253	204,837
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (D)(F)	3.254	05-15-39	602,000	589,927
MFA Trust
Series 2021-NQM1, Class A1 (D)(H)	1.153	04-25-65	115,725	106,901
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (D)(F)	3.399	11-15-34	304,000	300,927
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(H)	3.790	11-15-32	100,000	97,027
Series 2018-ALXA, Class C (D)(H)	4.316	01-15-43	175,000	162,154
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	127,869	120,755
OBX Trust
Series 2020-EXP2, Class A3 (D)(H)	2.500	05-25-60	93,249	87,140
Series 2021-NQM2, Class A1 (D)(H)	1.101	05-25-61	229,904	200,538
Series 2021-NQM3, Class A1 (D)(H)	1.054	07-25-61	276,119	237,311
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	178,685
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	223,134
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(H)	2.447	12-25-66	272,919	254,661
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(H)	3.258	10-25-53	125,000	122,671
Series 2015-2, Class 1M2 (D)(H)	3.341	11-25-60	300,000	297,490
Series 2017-2, Class A1 (D)(H)	2.750	04-25-57	14,300	14,189
Series 2018-1, Class A1 (D)(H)	3.000	01-25-58	55,699	54,603
Series 2018-4, Class A1 (D)(H)	3.000	06-25-58	207,433	198,396
Series 2018-5, Class A1A (D)(H)	3.250	07-25-58	35,458	34,799
Series 2019-1, Class A1 (D)(H)	3.671	03-25-58	154,908	151,963
Series 2019-4, Class A1 (D)(H)	2.900	10-25-59	169,687	164,740
Series 2020-4, Class A1 (D)	1.750	10-25-60	204,698	188,926
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-25-24, then 2.218% thereafter) (D)	1.218	05-25-65	72,199	68,292
Series 2021-3, Class A1 (D)(H)	1.046	06-25-66	219,095	195,807
Series 2021-4, Class A1 (D)(H)	0.938	07-25-66	122,399	104,731
Series 2021-5, Class A1 (D)(H)	1.013	09-25-66	239,926	205,889
Series 2021-R1, Class A1 (D)(H)	0.820	10-25-63	105,238	99,406
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (D)	1.792	11-15-45	1,084,487	72
U.S. Government Agency 3.2%				4,860,753
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (D)(F)	2.514	01-25-42	296,429	289,018
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (D)(F)	2.814	02-25-42	211,437	208,794
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(F)	3.914	02-25-42	270,000	255,150
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (D)(F)	3.514	04-25-42	284,027	282,607
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(F)	4.414	04-25-42	164,000	159,147
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (D)(F)	3.714	05-25-42	216,397	215,575
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (D)(F)	4.864	05-25-42	250,000	245,625
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (D)(F)	6.014	06-25-42	272,000	280,727
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (D)(F)	3.614	03-25-42	265,474	262,973
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (D)(F)	3.514	03-25-42	113,720	112,579
Government National Mortgage Association
Series 2012-114, Class IO	0.636	01-16-53	535,629	9,189
Series 2016-174, Class IO	0.845	11-16-56	884,894	40,001
Series 2017-109, Class IO	0.288	04-16-57	871,039	20,477
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-124, Class IO	0.610	01-16-59	802,440	$27,041
Series 2017-135, Class IO	0.722	10-16-58	1,216,890	52,974
Series 2017-140, Class IO	0.489	02-16-59	589,594	21,500
Series 2017-20, Class IO	0.585	12-16-58	1,782,153	56,319
Series 2017-22, Class IO	0.776	12-16-57	392,717	17,071
Series 2017-46, Class IO	0.645	11-16-57	1,165,516	48,381
Series 2017-61, Class IO	0.769	05-16-59	743,054	32,232
Series 2017-74, Class IO	0.473	09-16-58	1,210,485	33,628
Series 2018-114, Class IO	0.710	04-16-60	824,855	37,864
Series 2018-158, Class IO	0.761	05-16-61	1,297,004	73,301
Series 2018-35, Class IO	0.527	03-16-60	1,676,107	70,281
Series 2018-43, Class IO	0.496	05-16-60	2,583,760	101,189
Series 2018-69, Class IO	0.602	04-16-60	694,035	36,230
Series 2018-9, Class IO	0.446	01-16-60	1,268,918	48,804
Series 2019-131, Class IO	0.802	07-16-61	941,385	56,997
Series 2020-100, Class IO	0.785	05-16-62	1,105,027	73,160
Series 2020-108, Class IO	0.847	06-16-62	1,242,586	81,171
Series 2020-114, Class IO	0.796	09-16-62	2,643,055	177,320
Series 2020-118, Class IO	0.887	06-16-62	1,920,466	132,307
Series 2020-119, Class IO	0.601	08-16-62	1,091,918	61,862
Series 2020-120, Class IO	0.758	05-16-62	606,171	39,804
Series 2020-137, Class IO	0.794	09-16-62	3,044,471	194,075
Series 2020-150, Class IO	0.950	12-16-62	1,728,515	131,450
Series 2020-170, Class IO	0.834	11-16-62	2,271,780	158,718
Series 2021-203, Class IO	0.866	07-16-63	1,845,097	129,675
Series 2021-3, Class IO	0.866	09-16-62	2,921,626	208,366
Series 2021-40, Class IO	0.827	02-16-63	719,517	50,737
Series 2022-17, Class IO	0.802	06-16-64	1,534,785	112,579
Series 2022-21, Class IO	0.782	10-16-63	669,736	48,519

Series 2022-53, Class IO	0.713	06-16-64	2,579,962	165,336
Asset backed securities 11.9% (7.0% of Total investments)				$17,759,326
(Cost $19,326,407)
Asset backed securities 11.9%				17,759,326
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	535,000	481,013
AMSR Trust
Series 2020-SFR4, Class A (D)	1.355	11-17-37	297,000	277,896
Series 2021-SFR4, Class A (D)	2.117	12-17-38	155,000	142,251
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	435,600	422,207
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	131,276	122,258
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	383,175	346,401
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (D)	2.360	03-20-26	378,000	362,195
Series 2020-1A, Class A (D)	2.330	08-20-26	251,000	240,592
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	129,000	125,229
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	88,555	84,280
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	273,265
CF Hippolyta LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	373,724	343,179
Series 2021-1A, Class A1 (D)	1.530	03-15-61	372,299	333,407
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	157,782	$152,274
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	419,900	381,317
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	378,116	337,173
Series 2022-1A, Class A (D)	2.720	01-18-47	228,352	208,091
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,854	13,924
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	162,775	156,401
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	69,681
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	510,925	494,638
Series 2021-1A, Class A2I (D)	2.662	04-25-51	263,663	232,164
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	275,800	243,347
Series 2021-1A, Class A2 (D)	2.791	10-20-51	332,488	281,766
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (D)(F)	3.752	04-15-33	263,000	257,971
FirstKey Homes Trust
Series 2020-SFR1, Class A (D)	1.339	08-17-37	447,236	419,110
Series 2020-SFR2, Class A (D)	1.266	10-19-37	453,556	423,141
Series 2021-SFR1, Class A (D)	1.538	08-17-38	212,171	192,137
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	235,663
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	194,040	187,574
GM Financial Automobile Leasing Trust
Series 2021-2, Class A4	0.410	05-20-25	96,000	92,550
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3	1.260	11-16-26	83,000	79,980
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	285,066
Series 2021-1A, Class A2 (D)	2.773	04-20-29	268,000	255,052
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	240,000	225,056
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	66,860	66,143
Home Partners of America Trust
Series 2021-2, Class A (D)	1.901	12-17-26	124,486	113,743
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	189,000	178,166
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (D)	1.160	01-15-25	155,000	150,258
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	193,550	186,699
Series 2022-1A, Class A2I (D)	3.445	02-26-52	302,480	280,323
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	24,654	24,322
MVW LLC
Series 2020-1A, Class D (D)	7.140	10-20-37	1,275,143	1,243,096
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	106,606	104,875
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	143,220	136,487
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	471,240	412,028
Series 2022-1A, Class A2 (D)	3.695	01-30-52	188,528	164,128
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	461,000	406,794
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2021-1, Class B1 (D)	2.410	10-20-61	139,000	$121,970
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	77,890	71,318
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	263,000	253,353
Progress Residential Trust
Series 2020-SFR1, Class A (D)	1.732	04-17-37	174,000	166,125
Series 2021-SFR8, Class B (D)	1.681	10-17-38	165,000	147,904
ServiceMaster Funding LLC
Series 2021-1, Class A2I (D)	2.865	07-30-51	252,095	212,902
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	351,140	338,151
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	268,235	259,373
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	221,986	205,452
Series 2021-A, Class APT2 (D)	1.070	01-15-53	172,942	155,461
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	310,924	290,311
Series 2021-1A, Class A2I (D)	2.190	08-20-51	237,008	204,825
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	187,716	162,308
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	503,470	443,031
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	216,519	189,778
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	542,799	489,017
Series 2021-1A, Class A (D)	1.860	03-20-46	298,807	264,547
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	341,000	311,514
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	212,261
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	362,648	332,704
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	114,539	110,737
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	290,070	248,334
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	106,515	91,566
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	264,998	231,073

	Shares	Value
Common stocks 0.2% (0.1% of Total investments)		$286,750
(Cost $312,500)
Utilities 0.2%		286,750
Multi-utilities 0.2%

Algonquin Power & Utilities Corp.	6,250	286,750
Preferred securities 0.9% (0.6% of Total investments)		$1,373,596
(Cost $1,234,443)
Communication services 0.1%		139,567
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (B)	5,825	139,567
Consumer staples 0.4%		625,000
Food products 0.4%
Ocean Spray Cranberries, Inc., 6.250% (B)(D)	6,250	625,000
20	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 0.2%		$243,648
Banks 0.2%
Wells Fargo & Company, 7.500%	192	243,648
Utilities 0.2%		365,381
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	4,050	212,423
Multi-utilities 0.1%
NiSource, Inc., 7.750% (A)(B)	1,300	152,958

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$202
(Cost $0)
LSC Communications, Inc. (D)(I)	321,000	202

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 11.1% (6.5% of Total investments)				$16,593,000
(Cost $16,593,000)
U.S. Government Agency 5.1%				7,604,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	08-01-22	7,604,000	7,604,000

	Par value^	Value
Repurchase agreement 6.0%		8,989,000
Repurchase Agreement with State Street Corp. dated 7-29-22 at 0.450% to be repurchased at $8,989,337 on 8-1-22, collateralized by $9,227,100 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $9,168,842)	8,989,000	8,989,000

Total investments (Cost $273,601,816) 169.9%	$254,512,951
Other assets and liabilities, net (69.9%)	(104,735,393)
Total net assets 100.0%	$149,777,558

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 7-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-22 was $110,579,155. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $20,223,495.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $80,245,057 or 53.6% of the fund’s net assets as of 7-31-22.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	21

The fund had the following country composition as a percentage of total investments on 7-31-22:
United States	89.5%
Canada	1.8%
United Kingdom	1.6%
Other countries	7.1%
TOTAL	100.0%
22	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$66,210,640	—	$66,210,640	—
Foreign government obligations	1,091,707	—	1,091,707	—
Corporate bonds	128,387,370	—	128,387,370	—
Municipal bonds	722,441	—	722,441	—
Term loans	2,117,587	—	2,117,587	—
Collateralized mortgage obligations	19,970,332	—	19,970,332	—
Asset backed securities	17,759,326	—	17,759,326	—
Common stocks	286,750	$286,750	—	—
Preferred securities	1,373,596	748,596	625,000	—
Escrow certificates	202	—	202	—
Short-term investments	16,593,000	—	16,593,000	—
Total investments in securities	$254,512,951	$1,035,346	$253,477,605	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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